Other income - Additional information (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income [Line Items]
Grant income	£ 2,096	£ 197	£ 0
Grant one
Other Income [Line Items]
Grants, maximum amount receivable	1,191
Grants, cumulative amount received	248	248
Grant two
Other Income [Line Items]
Grants, maximum amount receivable	3,098
Grants, cumulative amount received	2,285	2,285
Grant three
Other Income [Line Items]
Grants, maximum amount receivable	1,087
Grants, cumulative amount received	1,087	£ 0
Grant four
Other Income [Line Items]
Grants, maximum amount receivable	2,064
Grants, cumulative amount received	1,252
Grant income	£ 81